CORE  EQUITY  Series

Gartmore  Small  Cap  Growth  Fund

GARTMORE  FUNDS

PROSPECTUS

March  30,  2004

 WWW.GARTMOREFUNDS.COM

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.




TABLE OF CONTENTS



FUND SUMMARY . . . . . . . . . . . . . . .           2
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MORE ABOUT THE FUND. . . . . . . . . . . .           6
Principal Investments and Techniques
Principal Risks
Temporary Investments

MANAGEMENT . . . . . . . . . . . . . . . .           7
Investment Adviser
Portfolio Management

BUYING, SELLING AND EXCHANGING FUND SHARES           8
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares
Excessive Trading

DISTRIBUTIONS AND TAXES. . . . . . . . . .          18
Distributions of Income Dividends
Distributions of Capital Gains
"Buying a Dividend"
Reinvesting Distributions
Backup Withholding
Tax Status for Retirement Plans and Other
Tax-Deferred Accounts
Selling and Exchanging Fund Shares
Other Tax Information

ADDITIONAL INFORMATION . . . . . . . . . .  BACK COVER


1

FUND  SUMMARY

This prospectus provides information about one fund offered by Gartmore Mutual Funds (the "Trust") - the Gartmore Small Cap Growth Fund (the "Fund"). The following sections summarize key information about the Fund, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Fund. The Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Fund with other mutual funds. More detailed information about the risks and investment techniques of the Fund can be found in "More About the Fund" beginning on page
6. "You" and "your" refer to potential investors and current shareholders of the Fund.

The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund's performance will be positive for any period of time.

A  QUICK  NOTE  ABOUT  SHARE  CLASSES

The  Fund  has  the  following  share  classes:
-    Class  A
-    Class  B
-    Class  C
-    Class  R
-    Institutional  Service  Class
-    Institutional  Class

The fees, sales charges and expenses for each share class are different, but each share class of the Fund represents an investment in the same assets of the Fund. Having different share classes simply lets you choose the cost structure that is right for you.

The fees and expenses for the Fund are set forth in the Fund Summary. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares-Choosing a Share Class" beginning on page 8.

SMALL-CAP COMPANIES are companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index and are also known as "small-cap companies". The Russell 2000 Index, published by the Frank Russell Company, is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. As of January 31, 2004, the market capitalization of companies in the Russell 2000 Index ranged from approximately $22 million to $2.7 billion. Due to market fluctuations and the index's annual reconstitution, the current market capitalization of the companies within the Russell 2000 Index may be higher or lower over time.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of common stock of the company multiplied by the current share price.


FUND  SUMMARY  -  GARTMORE  SMALL  CAP  GROWTH  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The  Fund  seeks  long-term  capital  appreciation.

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by small capitalization companies (small-cap companies). Equity securities that will be purchased by the Fund will primarily be common stocks. The Fund may also engage in securities lending in order to generate additional income for the Fund.

The Fund primarily purchases equity securities of U.S. small-cap companies. In analyzing specific companies for possible investment, the Fund's portfolio manager ordinarily looks for the following characteristics:

-    Above  average  earnings  growth
-    Strong  financial  characteristics
-    High  return  on  earnings
-    Successful  business  models

Some of these securities will be those which the portfolio managers believe have the potential to achieve substantial earnings growth and/or may be in the early stages of their development. In selecting investments for the Fund, the portfolio managers may also purchase securities of companies that are experiencing unusual, non-repetitive "special" situations (such as mergers or acquisitions) or that the portfolio managers believe have valuable fixed assets whose value is not fully reflected in a security's price.

The Fund may invest without limit in initial public offerings ("IPOs") of small-cap companies, although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

In making decisions on whether to buy or sell a security, the portfolio managers are not limited by the turnover rate of the Fund. The portfolio managers may engage in frequent portfolio transactions, which could lead to higher transaction costs and additional tax consequences to the Fund's shareholders.

The portfolio manager employs a strict sell discipline and will generally sell a security if:

-    The  market  capitalization  becomes  too  high
-    Its  earnings  rate  declines
-    A  stronger  opportunity  is  available
-    The  price  of  the  security  is  flat  for  a  significant period of time

The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPLE  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decrease. The value of your shares will also be impacted by the portfolio managers' ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

SMALL-CAP RISK. The Fund focuses on a more narrow portion of the overall stock market by investing primarily in small-cap companies. Therefore, the Fund is subject to the risks associated with small-cap companies. The Fund's investments in smaller companies and may be riskier than investments in larger, more established companies. The stocks of small companies are usually less stable in price and less liquid than the stocks of larger companies.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors, depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at

FUND SUMMARY - GARTMORE SMALL CAP GROWTH FUND times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

SPECIAL SITUATION COMPANIES RISK. Special situation companies are companies which may be involved in acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company's market value. If the anticipated benefits of the development do not materialize, the value of the special situation company may decline.

IPO RISK. The Fund may also purchase securities of companies in IPOs. An IPO is a company's first offering of stock to the public. The prices of securities purchased in IPOs can be very volatile and carry high transaction costs. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and what the asset base of the Fund is. The Fund may lose all or a portion of its investment in an IPO. Investing in an IPO can have a magnified impact on performance, especially if the Fund has a relatively small asset base. However, it the Fund's asset base increases, IPOs may have a diminished effect on the Fund's performance.

PORTFOLIO TURNOVER RISK. The portfolio managers may engage in active and frequent trading of all or part of the securities. A higher portfolio turnover rate could result in higher transaction costs for the Fund and may increase the volatility of the Fund's share price. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning the Fund.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For more detailed information about the Fund's investments and risks, see "More About the Fund" on page 6.

PERFORMANCE

No performance information is provided because the Fund began operations on or about March 30, 2004.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.




SHAREHOLDER FEES1                                               INSTITUTIONAL
(PAID DIRECTLY          CLASS    CLASS    CLASS      CLASS         SERVICE      INSTITUTIONAL
FROM YOUR                 A        B        C          R            CLASS           CLASS
INVESTMENT)            SHARES   SHARES   SHARES      SHARES         SHARES          SHARES
---------------------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
imposed on
purchases (as a
percentage of
offering price) . . .  5.75%2   None     None            None          None            None
---------------------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
imposed on
redemptions
(as a percentage
of original
purchase price
or sale proceeds,
as applicable). . . .  None3    5.00%4   1.00%5          None          None            None
---------------------------------------------------------------------------------------------
Redemption/Exchange
Fee (as a percentage
of amount redeemed
or exchanged)6. . . .    2.00%    2.00%    2.00%         2.00%           2.00%           2.00%
---------------------------------------------------------------------------------------------

Annual Fund                                                     Institutional
OPERATING EXPENSES. .  CLASS    CLASS    CLASS    CLASS         SERVICE         INSTITUTIONAL
(DEDUCTED FROM. . . .  A        B        C        R             CLASS           CLASS
FUND ASSETS). . . . .  SHARES   SHARES   SHARES   SHARES        SHARES          SHARES
---------------------------------------------------------------------------------------------
Management Fees . . .    0.95%    0.95%    0.95%         0.95%           0.95%           0.95%
---------------------------------------------------------------------------------------------
Distribution
and/or
Service (12b-1)
Fees. . . . . . . . .    0.25%    1.00%    1.00%         0.40%7          None            None
---------------------------------------------------------------------------------------------
Other Expenses8 . . .    0.66%    0.60%    0.60%         0.80%           0.75%           0.60%

TOTAL ANNUAL
FUND OPERATING
EXPENSES. . . . . . .    1.86%    2.55%    2.55%         2.15%           1.70%           1.55%
---------------------------------------------------------------------------------------------
Amount of Fee
Waivers/Expense
Reimbursements. . . .    0.20%    0.20%    0.20%         0.20%           0.20%           0.20%
---------------------------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES
(AFTER WAIVERS/
REIMBURSEMENTS) . . .   81.66%    2.35%    2.35%         1.95%           1.50%           1.35%
---------------------------------------------------------------------------------------------


1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges" on page 10.

FUND  SUMMARY  -  GARTMORE  SMALL  CAP  GROWTH  FUND

3 A contingent deferred sales charge (CDSC) of up to 0.50% may be imposed on certain redemptions of Class A shares purchased without a front-end sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C shares" beginning on page 13. 4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C shares" beginning on page 13. 5 A CDSC of 1% may be charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" on page 13.
6 A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains and may not apply in certain other circumstances. See "Buying, Selling and Exchanging Fund Shares-Excessive Trading" on page 16.
7 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.
8 As a new Fund, these are estimates for the current fiscal year ending October 31, 2004. These estimates do not take into account the expense limitation agreement between the Trust, on behalf of the Fund, and GMF.
9 GMF and the Trust, on behalf of the Fund, have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees, short sale dividend expenses, Rule 12b-1 fees and administrative services fees) to 1.35% for each of the Fund's classes of shares at least through April 1, 2005. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, "Total/Fund Operating Expenses (After Waivers/Reimbursements) could increase to 1.85% for Class A, 2.10% for Class R and 1.60% for Institutional Services Class shares before GMF would be required to further limit the Fund's expenses. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and an expense limitation for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                    1 YEAR   3 YEARS
-----------------------------------------------------
Class A shares*. . . . . . . . . .  $   734  $  1,108
-----------------------------------------------------
Class B shares . . . . . . . . . .  $   738  $  1,075
-----------------------------------------------------
Class C shares . . . . . . . . . .  $   338  $    775
-----------------------------------------------------
Class R shares . . . . . . . . . .  $   198  $    654
-----------------------------------------------------
Institutional Service Class shares  $   153  $    516
-----------------------------------------------------
Institutional Class shares . . . .  $   137  $    470


You would pay the following expenses on the same investment if you did not sell your shares**:




                1 YEAR   3 YEARS
---------------------------------
Class B shares  $   238  $    775
---------------------------------
Class C shares  $   336  $    775

*    Assumes  a  CDSC  will  not  apply.
** Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

MORE  ABOUT  THE  FUND

PRINCIPAL  INVESTMENTS  AND  TECHNIQUES

The Fund may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments.

The Statement of Additional Information ("SAI") contains additional information about the Fund, including the Fund's other investment techniques. To obtain a copy of the SAI, see the back cover.

PRINCIPAL  RISKS

SMALL-CAP RISK. Generally, investments in smaller companies involve greater risks, including risk of loss of some or all of the investment, than investments in larger and more established companies. In addition, the securities of small-cap companies historically have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small-cap companies to changing economic conditions. Certain small-cap companies in which the Fund invests may be in the technology and biotechnology industries. Small-cap companies in these industries may be especially subject to abrupt or erratic price movements.

In  addition,  small-cap  companies  may:

-    Lack  depth  of  management
-    Lack  a  proven  track  record
-    Be  unable  to  generate  funds  necessary  for  growth  or  development
- Be developing or marketing new products or services for which markets are not yet established and may never become established
-    Market  products  or  services  which  may  become  quickly  obsolete.

Therefore, while small-cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks.

TEMPORARY  INVESTMENTS

Generally, the Fund will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Fund's portfolio managers believe that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities;
(2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to the limits of the Investment Company Act of 1940, as amended, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

MANAGEMENT

INVESTMENT  ADVISER

Gartmore Mutual Fund Capital Trust ("GMF"), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the Fund's assets and supervises the daily business affairs of the Fund. GMF was organized in 1999 and advises mutual funds. As of January 30, 2004, GMF and its affiliates had approximately $38.2 billion in assets under management, including approximately $21.7 billion managed by GMF.

The Fund pays GMF a management fee, which is based on the Fund's average daily net assets. The annual management fee payable by the Fund, expressed as a percentage of the Fund's average daily net assets, is 0.95%.

PORTFOLIO  MANAGEMENT

Gil Knight is the leader of the portfolio management team responsible for day-to-day management of the Fund. Mr. Knight joined GMFCT in December 2003 from M&T Bank. Mr. Knight was the manager of the MTB Small Cap Growth Fund and a Senior Vice President of Allfirst Bank from 1995 until the acquisition of Allfirst Bank by M&T Bank on April 1, 2003. Mr. Knight has more than 30 years of experience in the investment industry.

PRIOR  PERFORMANCE  OF  THE  PORTFOLIO  MANAGER

Although the Fund had not begun operations as of the date of this prospectus, Gil Knight, the Fund's portfolio manager was primarily responsible for managing another mutual fund with investment objectives and strategies that are substantially similar, but not necessarily identical, to those of the Fund. He was the portfolio manager for the ARK Small Cap Equity Portfolio (the "Prior Fund") from September 1, 1996 until May 31, 2003 and was co-portfolio manager for the Prior Fund for periods prior to and after these dates. In August 2003, the assets and liabilities of the Prior Fund were acquired by the MTB Small Cap Growth Fund, a shell portfolio, which acquired the Prior Fund's accounting and performance history. The prior performance for the Prior Fund described below reflects changes in the share prices and reinvestment of dividends and distributions, and is net of all fees and expenses. The Prior Fund's performance is shown for the Institutional Class Shares which were in existence for the longest period of time; the expenses of the Institutional Class Shares were lower than the expenses of each of the classes of the Fund and do not reflect the deduction of any sales charges, which are applicable for the Class A, Class B and Class C shares of the Fund. If these higher expenses and any applicable sales charges were deducted, the performance of the Prior Fund would have been lower.

ARK  SMALL  CAP  EQUITY  FUND  -  INSTITUTIONAL  CLASS  SHARES

                                                    ANNUALIZED      RUSSELL 2000
                                                   TOTAL RETURN     GROWTH INDEX
--------------------------------------------------------------------------------
1 year ending May 31, 2003                            -20.32%          -9.59%
5 years ending May 31, 2003                            13.99%          -4.42%
Period from September 1, 1996 until May 31, 2003       11.71%          -0.12%

The performance information about the Prior Fund has been included for comparison purposes and GMF believes that it is representative of Mr. Knight's prior investment performance, BUT THIS MUTUAL FUND IS SEPARATE AND DISTINCT FROM THE FUND. ITS PERFORMANCE DOES NOT GUARANTEE SIMILAR RESULTS FOR THE FUND AND SHOULD NOT BE VIEWED AS A SUBSTITUTE FOR THE FUND'S OWN PERFORMANCE.

Also included for comparison are performance figures for the Russell 2000 Growth Index, an unmanaged index that measures the performance of equity securities of small capitalization companies. The securities found in the Russell 2000 Growth Index are similar, but not identical, to those in the Fund's portfolio, as well as those found in the Prior Fund.

The performance of the Prior Fund when managed by Mr. Knight may not be comparable to the performance of the Fund because of the following differences:

-    brokerage  commissions  and  dealer  spreads
-    expenses  (including  management  fees)
- the size of the investment in a particular security in relation to the portfolio size
- the timing of purchases and sales (including the affect of market conditions at that time)
-    the  timing  of  cash  flows  into  the  portfolio
-    the  availability  of  cash  for  new  investments.

Average annual total return represents the average change over a specified period of time in the value of an investment after reinvesting all income and capital gains distributions. The historical performance is based on information from Lipper, Inc. The Fund believes that it is reliable, but the Fund has not independently verified it.

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

CHOOSING  A  SHARE  CLASS

As noted in the Fund Summary, the Fund offers different share classes to give investors different price and cost options. Class A, Class B and Class C shares of the Fund are available to all investors; Class R, Institutional Service Class and Institutional Class shares are available to a limited group of investors.

The  following  sales  charges  will  generally  apply:

Front-end  Sales  Charge  when  you  purchase:
-    Class  A  shares

Contingent  Deferred  Sales  Charge  (CDSC)1:
-    Class  B  shares  if  you  sell  your  shares  within six years of purchase
-    Class  C  shares  if  you  sell  your  shares  within  one year of purchase

No Sales Charges on Class R, Institutional Service Class or Institutional Class shares.

Sales charges are paid to the Funds' distributor, Gartmore Distribution Services, Inc. (the "Distributor"), which either retains them or pays them to a selling representative.

Class A, Class B, Class C and Class R shares pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers (or intermediaries) for distribution and shareholder services.

Qualifying broker-dealers who sell Fund shares may receive sales commissions and other payments. These are paid by the Distributor from sales charges, distribution and service fees (12b-1 fees) under the Trust's Distribution Plan and its other resources.

Class A, Class R and Institutional Service Class shares may also pay administrative service fees. These fees are paid to brokers and other entities who provide record keeping and/or other administrative support services to the beneficial owners of the Class A and Institutional Service Class shares. With respect to Class R shares, these administrative service fees are paid to intermediaries which provide record keeping and/or other administrative services to the retirement plans and their participants.

If you want lower annual fund expenses, Class A shares (and Institutional Service Class or Institutional Class shares if you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of front end sales charges. If you do not want to pay a front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you are uncertain as to how long you may hold your shares, Class C shares may be right for you. The Fund reserves the right to reject an order of $100,000 or more for Class B shares or $1,000,000 or more for Class C shares.


WHEN  CHOOSING  A  SHARE  CLASS,  CONSIDER  THE  FOLLOWING:



CLASS A SHARES                                     CLASS B SHARES                               CLASS C SHARES
---------------------------------------------------------------------------------------------------------------------------
Front-end sales charge means . .  No front-end sales charge, so your full           No front-end sales charge, so your full
that a portion of your initial .  investment immediately goes toward                investment immediately goes toward
investment goes toward the sales  buying shares                                     buying shares
charge, and is not invested
---------------------------------------------------------------------------------------------------------------------------
Reductions and waivers of the. .  No reductions of the CDSC available,              Like Class B shares, no reductions of
sales charge available . . . . .  but waivers are available                         the CDSC are available, but waivers of
                                                                                    CDSC are available
---------------------------------------------------------------------------------------------------------------------------
Lower expenses than Class B. . .  Higher distribution and service fees              Higher distribution and service fees
and Class C shares mean. . . . .  than Class A shares mean higher                   than Class A shares mean higher
dividends per share. . . . . . .  fund expenses and lower                           fund expenses and lower
                                  dividends per share                               dividends per share
---------------------------------------------------------------------------------------------------------------------------
Conversion features are. . . . .  After seven years, Class B shares                 Unlike Class B shares, Class C shares
not applicable . . . . . . . . .  convert into Class A shares, which                do not automatically convert into
                                  reduces your future fund expenses                 another class
---------------------------------------------------------------------------------------------------------------------------
No sales charge when shares are.  CDSC if shares are sold within six years:         CDSC of 1% is applicable if shares
sold back to a Fund1 . . . . . .  5% in the first year, 4% in the second, 3%        are sold in the first year
                                  in the third and fourth years, 2% in the fifth,   after purchase
                                  and 1% in the sixth year
---------------------------------------------------------------------------------------------------------------------------
No maximum investment limit. . .  Investments of $100,000 or more may be            Investments of $1,000,000 or more
                                  rejected                                          may be rejected2



1 A CDSC of up to 0.50% may be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee has been paid if the redemption is made within 18 months of the purchase.
2    This  limit  was  calculated  based  on  a  one  year  holding  period.

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

For investors who are eligible to purchase Institutional Class and Institutional Service Class shares, the purchase of such shares will be preferable to purchasing Class A, Class B or Class C shares.

HOW  TO  CHOOSE  A  CLASS  FOR  AN  INSTITUTIONAL  ACCOUNT

The Fund offers Institutional Service Class, Institutional Class and Class R shares. Descriptions of the entities and individuals that may purchase shares of each of these classes are included below.

WHO  CAN  BUY  CLASS  R  SHARES

Class  R  shares  are  available  for  purchase  by:

- 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the retirement plan or the retirement plan's financial service firm has an agreement with the Distributor to utilize Class R shares in certain investment products or programs.

     Class R shares are generally available to small and mid-sized retirement plans having at least $1 million in assets. Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Fund through omnibus accounts (either at the plan level or at the level of the plan service provider) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other plan service provider.

     Class R shares are not available to retail retirement accounts or institutional non-retirement accounts, traditional and Roth IRAs, Coverdale Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or one-person Keogh plans individual 403(b) plans, or through 529 Plan accounts.

WHO  CAN  BUY  INSTITUTIONAL  SERVICE  CLASS  SHARES

The Institutional Service Class shares are available for purchase only by the following:

- retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans
- retirement plans for which third party administrators provide recordkeeping services and are compensated by the Fund for such services

WHO  CAN  BUY  INSTITUTIONAL  SERVICE  CLASS  SHARES  (Continued)

- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing
     Institutional Service Class shares, where the investment is part of a program that collects an administrative service fee
- registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund for services it provides
- life insurance separate accounts to fund the benefits of variable annuity contracts issued to governmental entities as an investment option under their deferred compensation plans as defined under Section 457 of the Internal Revenue Code (the "Code") or qualified plans adopted pursuant to
     Section  401(a)  of  the  Code.

WHO  CAN  BUY  INSTITUTIONAL  CLASS  SHARES

The Institutional Class shares are available for purchase only by the following:
-    funds  of funds offered by the Distributor or other affiliates of the Trust
- retirement plans if no third party administrator for the plan receives compensation from the Fund
- institutional advisory accounts of GMF or its affiliates and those having client relationships with an affiliate of GMF, or its affiliates and their corporate sponsors, as well as subsidiaries and related retirement plans and rollover individual retirement accounts from such institutional advisory accounts
- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Class shares, where the investment is not part of a program that requires payment to the financial institution of a Rule 12b-1 or administrative service fee
- registered investment advisers investing on behalf of institutions and high net-worth individuals entrusted to the adviser for investment purposes, if the adviser derives compensation for its services exclusively from its clients for such advisory services - high net-worth individuals who invest directly with the Fund and who do not utilize a broker, investment adviser or other financial intermediary

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES



MINIMUM INVESTMENTS-CLASS A, B & C SHARES
To open an account (per Fund)                                  $    2,000
-------------------------------------------------------------------------
To open an IRA account(per Fund). . . . . . . . . . . . . . . .$    1,000
-------------------------------------------------------------------------
Additional investments (per Fund). . . . . . . . . . . . . . . $      100
-------------------------------------------------------------------------
To start an Automatic Asset Accumulation Plan . . . . . . . .  $    1,000
-------------------------------------------------------------------------
Additional Automatic Asset Accumulation Plan per transaction.  $       50
-------------------------------------------------------------------------

MINIMUM INVESTMENTS-INSTITUTIONAL SERVICE CLASS SHARES

To open an account (per Fund). . . . . . . . . . . . . . . ..  $   50,000
-------------------------------------------------------------------------
Additional investments. . . . . . . . . . . . . . . . . . . .        None
-------------------------------------------------------------------------

MINIMUM INVESTMENTS-INSTITUTIONAL CLASS SHARES

To open an account (per Fund). . . . . . . . . . . . . . . ..  $1,000,000
-------------------------------------------------------------------------
Additional investments. . . . . . . . . . . . . . . . . . . .        None
-------------------------------------------------------------------------


If you purchase shares through an account at another intermediary, different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. The Distributor reserves the right to waive the minimum investment amount under certain circumstances. Call 1-800-848-0920 for more information.

If an institution or retirement plan has hired an intermediary, the intermediary can help determine which class is appropriate for that retirement plan or other institutional account if the account is eligible to invest in more than one class of shares. For example, if a retirement plan qualifies to purchase Class A, Institutional Class or Institutional Service Class of the Fund, one of these other classes may be more appropriate than Class R shares. Specifically if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class or Institutional Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan's intermediaries have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer. An intermediary may receive different compensation depending upon which class is chosen.

BUYING  SHARES

PURCHASE PRICE. The purchase or "offering" price of each share of the Fund is its "net asset value" ("NAV") next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of the Fund. Generally, NAV is based on the market value of the securities and other assets owned by the Fund less its liabilities divided by the Fund's total shares outstanding. The NAV for a class is determined by dividing the total market value of the securities and other assets owned by the Fund, allocated to such class, less the liabilities allocated to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The  Fund  does  not  calculate  NAV  on  the  following  days:

-    New  Year's  Day
-    Martin  Luther  King,  Jr.  Day
-    Presidents'  Day
-    Good  Friday
-    Memorial  Day
-    Independence  Day
-    Labor  Day
-    Thanksgiving  Day
-    Christmas  Day
-    Other  days  when  the  New  York  Stock  Exchange  is  not  open.

If current prices are not available for a security, or if Gartmore SA Capital Trust, as the Fund's administrator, or its agent, determines a price does not represent fair value, the Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

IN-KIND PURCHASES. The Fund reserves the right to accept payment for shares in the form of securities that are permissible investments for the Fund.

FRONT-END  SALES  CHARGES

CLASS  A  SHARES

The charts below show the applicable Class A front-end shares sales charges, which decrease as the amount of your investment increases.




                             SALES  CHARGE          DEALER
                              AS  %  OF           COMMISSION
                                     AMOUNT         AS % OF
                      OFFERING      INVESTED       OFFERING
AMOUNT OF PURCHASE      PRICE    (APPROXIMATELY)     PRICE
------------------------------------------------------------
Less than $50,000. .     5.75%            6.10%        5.00%
------------------------------------------------------------
50,000 to $99,999 .      4.75             4.99         4.00
------------------------------------------------------------
100,000 to $249,999      3.50             3.63         3.00
------------------------------------------------------------
250,000 to $499,999      2.50             2.56         2.00
------------------------------------------------------------
500,000 to $999,999      2.00             2.04         1.75
------------------------------------------------------------
1 million or more .      None             None         None*
------------------------------------------------------------

*    Dealer  may  be  eligible  for  a  finder's  fee  as  disclosed  below.

10

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

YOU MAY QUALIFY FOR A REDUCED CLASS A SALES CHARGE IF YOU OWN OR ARE PURCHASING SHARES OF THE FUND. YOU MAY ALSO QUALIFY FOR A WAIVER OF THE CLASS A SALES CHARGES. TO RECEIVE THE REDUCED OR WAIVED SALES CHARGE, YOU MUST INFORM
CUSTOMER SERVICE OR YOUR BROKER OR OTHER INTERMEDIARY AT THE TIME OF YOUR PURCHASE THAT YOU QUALIFY FOR SUCH A REDUCTION OR WAIVER. IF YOU DO NOT INFORM CUSTOMER SERVICE OR YOUR INTERMEDIARY THAT YOU ARE ELIGIBLE FOR A REDUCED OR WAIVED SALES CHARGE, YOU MAY NOT RECEIVE THE DISCOUNT OR WAIVER THAT YOU ARE ENTITLED TO. YOU MAY HAVE TO PRODUCE EVIDENCE THAT YOU QUALIFY FOR A REDUCED SALES CHARGE OR WAIVER BEFORE YOU WILL RECEIVE IT.

See "Reduction of Class A sales charges" and "Waiver of Class A sales charges" below and "Reduction of Class A sales charges" and "Net Asset Value Purchase Privilege (Class A shares only)" in the SAI for more information.

CLASS  A  PURCHASES  NOT  SUBJECT  TO  A  SALES  CHARGE

There are no front-end sales charges for purchases of Class A shares of the Fund of $1 million or more. You can purchase $1 million or more in Class A shares of one or more funds (the "Gartmore Funds") offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Fund and Gartmore Focus Fund) at one time, or you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described below. However, unless you are otherwise eligible to purchase Class A shares without a sales charge, you will pay a CDSC of up to 0.50% if you redeem any Class A share sold without a sales charge and for which a finder's fee was paid within 18 months of the date of purchase. (See "Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" on page 13.) With respect to such purchases, the Distributor may pay dealers a finder's fee of up to 0.50% on investments made in Class A shares of the Fund with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer.

If you are eligible to purchase Institutional Class shares, purchasing that class of shares will be preferable to purchasing Class A shares.

REDUCTION  OF  CLASS  A  SALES  CHARGES

Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:

- An increase in the amount of your investment. The sales charges tables show how the sales charge decreases as the amount of your investment increases.
- Rights of Accumulation. You and members of your family who live at the same address can combine the current value of your Class A investments in the Gartmore Funds (except shares of the Gartmore Money Market Fund), possibly reducing the sales charge.To the extent you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be combined.
- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance companies to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.
- No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or greater amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.
- Letter of Intent Discount. If you state in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares (excluding the Gartmore Money Market Fund), your sales charge will be based on the total amount you intend to invest as disclosed in the sales charges tables. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. However, if you do not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit you received will be liquidated to pay the additional sales charge owed. Call 1-800-848-0920 for more information.

WAIVER  OF  CLASS  A  SALES  CHARGES

The  Class  A  sales  charges  will  be  waived  for  the  following purchasers:

- Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons.
- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor.
- Any person who pays for the shares with the proceeds of one of the following sales:
     -    Sales  of  non-Gartmore  Fund  shares
     - Sales of Class D shares of a Gartmore Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead
     To qualify, (1) you must have paid an initial sales charge or CDSC on the shares sold, (2) you must purchase the new shares

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

     within 60 days of the redemption, and (3) you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver).

-    Retirement  plans.
- Trustees and retired Trustees of The Trust, Gartmore Variable Insurance Trust and Gartmore Mutual Funds II, Inc. (including their predecessors).
- Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies.
-    Any  investment  advisory  clients  of  GMF,  GSACT  and  their  affiliates
- Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Delaware Farm Bureau, Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, West Virginia Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.).

Additional  investors eligible for sales charge waivers may be found in the SAI.

CONVERSION  OF  CLASS  B  SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower Rule 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same.

HOW  TO  PLACE  YOUR  PURCHASE  ORDER

YOUR ORDER MUST BE RECEIVED BY THE FUND'S AGENT IN COLUMBUS, OHIO OR AN AUTHORIZED INTERMEDIARY PRIOR TO THE CALCULATION OF THE FUND'S NAV TO RECEIVE THAT DAY'S NAV.

If you wish to purchase Class A, Class B or Class C shares, you may purchase them using one of the methods described below. When buying shares, be sure to specify the class of shares you wish to purchase. Retirement plan participants should contact their retirement plan administrator regarding buying Fund shares. Retirement plans or their administrators wishing to purchase shares of the Fund should contact Customer Service at 1-800-848-0920 for more information.

Eligible entities wishing to purchase Institutional Service Class or Institutional Class shares should contact Customer Service at 1-800-848-0920 for more information regarding such purchases.

BY  MAIL.  Complete  and  mail  the  application  with  a check made payable to:
Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Fund will not accept third-party checks, travelers checks or money orders.

BY BANK WIRE. You can request that your bank transmit funds (federal funds) by wire to the Fund's custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920 and the wire must be received by the custodian bank prior to the calculation of the Fund's NAV (generally as of 4 p.m. Eastern Time) or your order will be placed on the next business day. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE. Call 1-800-848-0920, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use the voice response system to make purchases. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday.

ON-LINE. Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download the Fund's prospectus or receive information on all of the Gartmore Funds, as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Fund may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized intermediary as described in this Prospectus.

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you purchase through such an intermediary, your order will be priced at the NAV next determined after your intermediary or its agent accepts the order. Contact your intermediary to determine whether it has an established relationship with the Distributor.

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

SELLING  SHARES

Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Fund may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a medallion signature guarantee.

You can sell or, in other words, redeem your shares of the Fund at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after the Fund receives your properly completed order to sell in its agent's offices in Columbus, Ohio or an authorized intermediary of the Fund receives your order. The value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of the Fund's investments at the time of the sale.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased may be delayed up to 10 business days from the date of the purchase to allow time for the check to clear.

The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Under extraordinary circumstances, the Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you in a redemption-in-kind.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of the Fund. Affiliated persons of the Fund include shareholders who are affiliates of the Fund's investment adviser and shareholders of the Fund owning 5% or more of the outstanding shares of the Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

For more information about the Fund's ability to make such a redemption-in-kind, see the SAI.

RESTRICTIONS  ON  SALES

You may not be able to sell your shares of the Fund or a Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists (as determined by the Securities and Exchange Commission).

MEDALLION  SIGNATURE  GUARANTEE-CLASS  A,  CLASS  B  AND  CLASS  C  SHARES

A  medallion  signature guarantee is required under the following circumstances:

-    if  your  account  address has changed within the last 10 business days, or
- if the redemption check is made payable to anyone other than the registered shareholder, or
- if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or
- if the proceeds are mailed to any address other than the address of record, or
- if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

The Distributor reserves the right to require a medallion signature guarantee in other circumstances, without notice.

CONTINGENT  DEFERRED  SALES CHARGE (CDSC) ON CLASS A, CLASS B AND CLASS C SHARES

The CDSC for a particular class of shares (as described below) is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC.

CLASS  B  SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The amount of the sales charge will decrease as illustrated in the following chart:



                1      2       3       4       5       6     7 YEARS
SALE WITHIN   YEAR   YEARS   YEARS   YEARS   YEARS   YEARS   OR MORE
---------------------------------------------------------------------
Sales charge     5%      4%      3%      3%      2%      1%        0%

CLASS  A  SHARES

Although you normally pay no CDSC when you redeem Class A shares, you may pay a CDSC at the following rates if you purchase $1,000,000 or more of Class A shares of the Fund (and therefore pay no initial sales charge) and then redeem all or part of the shares within 18 months after your initial purchase of those shares:



AMOUNT OF          $1 MILLION     $25 MILLION
PURCHASE         TO $24,999,999     OR MORE
----------------------------------------------
Amount of CDSC             0.50%         0.25%

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. The amount of the CDSC will be determined based on the particular combination of Gartmore Funds purchased. The CDSC for the Fund is described above, but the applicable CDSC for other Gartmore Funds are described in those funds' prospectus. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Gartmore Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds you made that were subject to the Class A CDSC.

CLASS  C  SHARES

With respect to Class C shares, you must pay a CDSC of 1% if you sell your shares within the first year after you purchased the shares.

WAIVERS  OF  CDSCS

We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Fund will deposit into your account an amount equal to any CDSC on Class B or Class C shares you paid. We will also waive the CDSC on Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability, and for mandatory withdrawals from traditional IRA accounts after age 701/2 years and for other required distributions from retirement accounts. For more information, see the SAI.

The CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company.

HOW  TO  PLACE  YOUR  SALE  ORDER

CAPITAL  GAINS  TAXES

If you sell Fund shares, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes -Selling and Exchanging Fund Shares" on page 19.

You can request the sale of your Class A, Class B or Class C shares in any of the ways described below. A medallion signature guarantee may be required under certain circumstances. Please refer to the section entitled "Medallion Signature Guarantee-Class A, Class B and Class C shares". Retirement plan participants should contact their retirement plan administrators regarding selling Fund shares. Retirement plans or their administrators wishing to sell shares of the Fund should contact Customer Service at 1-800-848-0920 for more information. Eligible entities wishing to sell Institutional Service Class or Institutional Class shares should contact Customer Service at 1-800-848-0920 for information regarding such sales.

BY  TELEPHONE.  Calling  1-800-848-0920  connects  you  to  our  automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. You can call 1-800-848-0920 after 7 p.m. Eastern Time to learn the day's closing share price.

Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. The Fund will use procedures to confirm that telephone instructions are genuine. If the Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Fund may record telephone instructions to sell shares. The Fund reserves the right to revoke this telephone privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE. A Fund can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the Fund (a voided check must be attached to your application). Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the Fund written notice of its termination.)

BY MAIL OR FAX. Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must complete an IRA Distribution Form. This form can be obtained by calling 1-800-848-0920 or on the website, www.gartmorefunds.com. Your sale of shares will be processed on the business day the Fund receives your signed letter or fax if it is received prior to the calculation of the Fund's NAV (generally 4:00 p.m.). If your fax is received after the calculation of the Fund's NAV, it will be processed the next business day. The Fund reserves the right to require the original document if you fax your letter.

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

ON-LINE. Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of the Gartmore Funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. The Fund may terminate the ability to redeem Fund shares on this website at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized intermediary as described in this Prospectus.

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you have an account with such an intermediary, your redemption order will be priced at the NAV next determined after your order has been accepted by your intermediary or its agent. Your broker or financial intermediary may charge a fee for this service.

ACCOUNTS  WITH  LOW  BALANCES-CLASS  A,  CLASS  B  AND  CLASS  C  SHARES

If the value of your Class A, Class B or Class C shares of the Fund falls below $2000 ($1000 for IRA accounts), we will generally charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts; however, under some circumstances, we will waive the quarterly fee. We will sell shares from your account quarterly to cover the fee.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2000 ($1000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION  PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, Class A, Class B, Class C and Class R shares of the Fund pay the Distributor compensation which is accrued daily and paid monthly. The Fund pays amounts not exceeding an annual amount of:




FUND/CLASS      AS A % OF DAILY NET ASSETS
--------------------------------------------------
Class A shares  0.25% (distribution or service fee)
--------------------------------------------------
Class B shares  1.00% (0.25% service fee)
--------------------------------------------------
Class C shares  1.00% (0.25% service fee)
--------------------------------------------------
Class R shares  0.50% (0.25% of which may be
                either a distribution or
                service fee)



Institutional Class and Institutional Service Class shares pay no Rule 12b-1 fees.

Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING  SHARES

CAPITAL  GAINS  TAXES

Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see "Distribution and Taxes-Selling and Exchanging Fund Shares" on page 19.

You can exchange the shares you own for shares of another fund within Gartmore Funds (except any other Gartmore Fund not currently accepting purchase orders) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of any one of the Funds for Class A shares of any other fund within the Gartmore Funds, but you cannot exchange Class A shares for Class B or Class C shares of another Fund.

Generally, there is no sales charge for exchanges of Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. If you exchange your Class A shares of a Fund that are subject to a CDSC into another fund within Gartmore Funds and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Gartmore Fund (see

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

 the  prospectus for the original Gartmore Fund purchased for more information).

If you exchange Prime Shares of the Gartmore Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Gartmore Money Market Fund. Exchanges into the Prime Shares of the Gartmore Money Market Fund are only permitted from Class A, Class B, Class C and Institutional Service Class shares of the Fund. If you exchange Class B or Class C shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Gartmore Money Market Fund, the time you hold the shares in the Gartmore Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Gartmore Money Market Fund, you will pay the CDSC that would have been charged if the initial Class B or Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Gartmore Money Market Fund. If you exchange your Prime Shares of the Gartmore Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held Class B or Class C (or Class A) shares prior to the exchange to the Gartmore Money Market Fund will be counted for purposes of calculating the CDSC.

Because Class R shares of the Fund are held within retirement plans, exchange privileges with other Class R shares of the Gartmore Funds may not be available unless the Class R shares of the other Gartmore Funds are also available within a plan. Please contact your retirement plan administrator for information on how to exchange your Class R shares within your retirement plan.

HOW  TO  PLACE  YOUR  EXCHANGE  ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares-How to place your purchase order" on page 16 or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax as long as the Fund receives the request prior to the calculation of the Fund's NAV (generally 4 p.m. Eastern Time). If the Fund receives the request after that time, it will be processed the next business day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling our automated voice-response system at 1-800-848-0920, or by logging on to our website at www.gartmorefunds.com. You will have automatic telephone privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

EXCESSIVE  TRADING

Short-term or excessive trading in Gartmore Fund shares, often described as "market timing," is discouraged. The Gartmore Funds seek to detect and deter such excessive trading. Excessive trading (either executed as frequent exchanges into other Gartmore Funds or as a sale and repurchase of the same or different Gartmore Funds within a short period of time) may disrupt portfolio management strategies, increase brokerage and other transaction costs, and negatively affect Fund performance. A Fund may be more or less affected by excessive trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, and the dollar amount, number, and frequency of trades in Fund shares. Each Fund has broad authority to take discretionary action against market timers and against particular trades.

In  general:

- Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of the Fund's NAV may be rejected, and
- Redemption or exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

EACH GARTMORE FUND MAY ALSO RESTRICT PURCHASES OR EXCHANGES THAT THE GARTMORE FUNDS OR ITS AGENTS BELIEVE, IN THEIR SOLE DISCRETION, CONSTITUTE EXCESSIVE TRADING.

TRANSACTIONS WHICH VIOLATE FUND EXCESSIVE TRADING POLICIES OR EXCHANGE LIMIT GUIDELINES MAY BE REJECTED BY THE FUND AT ANY TIME IN ITS SOLE DISCRETION.

Notwithstanding these efforts, a Fund may not be able to identify or detect or deter excessive trading transactions that may be conducted through financial intermediaries or made difficult to detect by the use of omnibus accounts by financial intermediaries which transmit aggregate purchase, exchange and redemption orders to a Fund on behalf of their customers who are the actual beneficial owners. In short, Gartmore Funds may not be able to prevent harm arising from some market timing.

REDEMPTION  FEES

The Fund will assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class) after holding them for less than 90 days.
The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions and other costs associated with short-term trading of Fund shares. For the purpose of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

in addition to any contingent deferred sales charges that may be applicable at the time of sale.

EXCHANGE  FEES

The following Gartmore Funds (including the Fund) may assess the fee listed below on the total value of shares that are exchanged out of one of these funds into another Gartmore Fund if you have held the shares of the fund with the exchange fee for less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund and Gartmore Nationwide Leaders Fund):



FUND                                         EXCHANGE FEE
---------------------------------------------------------
Gartmore Emerging Markets Fund . . . . . . . . . .  2.00%
Gartmore Focus Fund. . . . . . . . . . . . . . . .  2.00%
Gartmore Global Financial Services Fund. . . . . .  2.00%
Gartmore Global Health Sciences Fund . . . . . . .  2.00%
Gartmore Global Technology and Communications Fund  2.00%
Gartmore Global Utilities Fund . . . . . . . . . .  2.00%
Gartmore International Growth Fund . . . . . . . .  2.00%
Gartmore Long-Short Equity Plus Fund . . . . . . .  2.00%
Gartmore Nationwide Leaders Fund . . . . . . . . .  2.00%
Gartmore Small Cap Growth Fund . . . . . . . . . .  2.00%
Gartmore U.S. Growth Leaders Fund. . . . . . . . .  2.00%
Gartmore Worldwide Leaders Fund. . . . . . . . . .  2.00%
Gartmore Micro Cap Equity Fund . . . . . . . . . .  1.50%
Gartmore Mid Cap Growth Fund . . . . . . . . . . .  1.50%
Gartmore Millennium Growth Fund. . . . . . . . . .  1.50%
Gartmore Small Cap Fund. . . . . . . . . . . . . .  1.50%
Gartmore Value Opportunities Fun . . . . . . . . .  1.50%



The exchange fee is paid directly to the applicable fund whose shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first.

EXCEPTIONS TO THE REDEMPTION/EXCHANGE FEE. Only certain intermediaries have agreed to collect the Fund's redemption or exchange fee from their customer's accounts. In addition, the redemption or exchange fee does not apply to certain types of accounts held through intermediaries, including:

-    Certain  broker  wrap  fee  and  other  fee-based  programs
- Certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption or exchange fee on its underlying customers' accounts; and
- Certain intermediaries that do not or can not report to the Fund sufficient information to impose a redemption or exchange fee on their customers' accounts.

To the extent that a redemption fee or exchange fee cannot be collected on particular transactions and excessive trading occurs, then the remaining Fund shareholders bear the expense of such frequent trading.

In  addition,  the  redemption  or  exchange  fee  does  not  apply  to:

-    Shares  sold  or  exchanged  under  regularly  scheduled  withdrawal  plans
-    Shares  purchased  through  reinvested  dividends  or  capital  gains
- Shares sold following the death or disability of a shareholder; with respect to the disability of a shareholder, the shareholder's determination of disability and subsequent sale must have occurred within the 90 day (or 30 day) period the fee is active. In addition, if shares are exchanged into the Gartmore Money Market Fund following the death or disability of a shareholder, the exchange fee will not apply.
- Shares sold in connection with mandatory withdrawals from traditional IRAs after age 701/2 years and other required distributions from retirement accounts
- Shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction

With respect to shares sold or exchanged following the death or disability of a shareholder, in connection with a required distribution from a retirement account, or within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the redemption or exchange fee should not apply. You may have to produce evidence that you qualify for the exception before you will receive it.

ADDITIONAL  SHAREHOLDER  SERVICES

Shareholders  are  entitled  to  a  wide  variety  of  services  by  contacting:

GARTMORE  FUNDS     1-800-848-0920

Our customized voice-response system is available 24 hours a day, seven days a week. Customer Service Representatives are available to answer questions between 8 a.m. and 9 p.m. Eastern Time. (Monday through Friday).

For additional information on shareholder services, call Customer Service or contact your sales representative.

DISTRIBUTIONS  AND  TAXES

The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal income taxes you may have to pay on this income and gains. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice regarding your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS  OF  INCOME  DIVIDENDS

Each quarter, the Fund distributes any available income dividends to shareholders. Income dividends are taxable at either ordinary income or capital gains tax rates, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount and type of income dividends paid to you will be reported on Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For individuals, a portion of the income dividends paid to you may be qualified dividends eligible for taxation at long-term capital gain rates, provided that certain holding period requirements are met. For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

DISTRIBUTIONS  OF  CAPITAL  GAINS

Capital gains, if any, realized by the Fund (meaning the excess of gains from sales of portfolio securities over any losses from such sales) will generally be distributed to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. Short-term capital gains are taxable to you as ordinary income. Long-term capital gains are taxable as long-term capital gain no matter how long you have owned your Fund shares. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). The tax status of capital gains distributed to you during the year will be reported on a Form 1099. For more information regarding capital gains tax rates, please speak with your tax adviser.

"BUYING  A  DIVIDEND"

If you invest in the Fund shortly before it makes a capital gain distribution, you may receive some of your investment back in the form of a taxable distribution.

REINVESTING  DISTRIBUTIONS

CHANGING YOUR DISTRIBUTION OPTION If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

All income and capital gains distributions will be reinvested in shares of the Fund. If you are a taxable investor, you will be subject to tax on reinvested distributions. You may request in writing a payment in cash if distributions are in excess of $5.

BACKUP  WITHHOLDING

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs the Fund to withhold a portion of such distributions and proceeds. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

TAX  STATUS  FOR  RETIREMENT  PLANS  AND  OTHER  TAX-DEFERRED  ACCOUNTS

When you use the Fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-deferred account, dividend and capital gain distributions from the Fund generally are not currently subject to federal income taxes. In general, these entities are governed by complex tax rules. You should ask your own tax advisor or plan administrator for more information about your own tax situation, including possible state or local taxes.

DISTRIBUTIONS  AND  TAXES

SELLING  AND  EXCHANGING  FUND  SHARES

When you sell your shares in a Fund, you may realize a capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale. For individuals, any long-term capital gains you realize from sale of Fund shares will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should keep track of your purchases, tax basis, sales and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you may have.

OTHER  TAX  INFORMATION

Distributions declared in December but paid in January are taxable as if they were paid in December. Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

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INFORMATION  FROM  GARTMORE  FUNDS

PLEASE READ THIS PROSPECTUS BEFORE YOU INVEST, AND KEEP IT WITH YOUR RECORDS. THE FOLLOWING DOCUMENTS - WHICH MAY BE OBTAINED FREE OF CHARGE - CONTAIN ADDITIONAL INFORMATION ABOUT THE FUND:

- Statement of Additional Information (incorporated by reference into this Prospectus)

-    Annual  Report

-    Semi-Annual  Report

To obtain a document free of charge, contact us at the address or number listed below.

FOR  ADDITIONAL  INFORMATION  CONTACT:

Gartmore  Funds
P.O.  Box  182205
Columbus,  Ohio  43218-2205
(614)  428-3278  (fax)

FOR  24-HOUR  ACCESS:

1-800-848-0920  (toll  free)
Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION  FROM  THE  SECURITIES  AND  EXCHANGE  COMMISSION  (SEC)

You  can  obtain  copies  of  Fund  documents  from  the  SEC  as  follows:

IN  PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:

Securities  and  Exchange  Commission
Public Reference Section
Washington, D.C. 20549-0102
(The  SEC  charges  a  fee  to  copy  any  documents.)

ON  THE  EDGAR  DATABASE  VIA  THE  INTERNET:

www.sec.gov

BY  ELECTRONIC  REQUEST:

publicinfo@sec.gov

THE  TRUST'S  INVESTMENT  COMPANY  ACT  FILE  NO.:
811-08495

GG-XXXX  3/04

GARTMORE  FUNDS
P.O.  Box  182205
Columbus,  Ohio  43218-2205